Note 13 - Commitments and Contingencies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Jun. 30, 2018	Apr. 30, 2017 USD ($)
Aggregate Payable Upon Vessel's Delivery	$ 31,389
Number of Vessels Ordered	5
Capital Commitments at Period End	approximately $0.4 billion
Contractual Obligation of Five Scrubbers	$ 15,453
Kemp Maritime Co. and Hyde Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	77,001
Ainsley Maritime Co. and Ambrose Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	77,175
Skerrett Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 39,650		$ 44,000
Ainsley Maritime Co., Ambrose Maritime Co., Kemp Maritime Co. and Hyde Maritime Co.and Skerrett Maritime Co. [Member]
Debt Guarantee Percentage		100.00%
Future Minimum Contractual Charter Revenues Assumptions [Member]
Time Charter Arrangements Remaining Terms Period	12 years 120 days
Revenue Days Per Annum	1 year